As filed with the Securities and Exchange Commission on May 13, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811 - 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2009 - (Unaudited)

Shares		Value

COMMON STOCKS: 99.0%
Advertising: 0.7%
22,000	Omnicom Group, Inc.	$514,800
Auto Components: 2.3%
134,000	Johnson Controls, Inc.	1,608,000
Bank (Money Center): 2.7%
70,400	JPMorgan Chase & Co.	1,871,232
Bank (Processing): 3.7%
91,000	Bank Of New York Mellon Corp	2,570,750
Bank (Super Regional): 1.7%
177,084	Bank of America Corp.	1,207,713
Beverages: 1.2%
19,000	The Coca-Cola Co.	835,050
Cable Television: 3.5%
188,000	Comcast Corp.	2,419,560
Computers and Peripherals: 3.1%
226,000	Dell, Inc. *	2,142,480
Computer Software and Services: 3.7%
140,000	Microsoft Corp.	2,571,800
Diversified Operations: 2.9%
102,000	Tyco International Ltd.	1,995,120
Drug: 3.1%
100,000	Bristol-Myers Squibb Co.	2,192,000
Drug Store: 3.7%
98,000	Walgreen Co.	2,544,080
Electronic Components: 2.7%
67,600	Corning Inc.	897,052
86,575	Tyco Electronics Ltd.	955,788
		1,852,840
Financial Services: 4.2%
52,000	American Express Co.	708,760
174,400	Western Union Co.	2,192,208
		2,900,968
Hotels/Gaming/Cruise Lines: 3.2%
103,000	Carnival Corp.	2,224,800
Human Resources: 2.3%
199,000	Monster Worldwide, Inc. *	1,621,850
Hypermarkets & Supercenters: 2.5%
34,000	Wal-Mart Stores, Inc.	1,771,400
Internet: 5.1%
155,000	eBay, Inc. *	1,946,800
125,000	Yahoo! Inc. *	1,601,250
		3,548,050
Machinery: 0.5%
10,000	Deere & Co.	328,700
Media: 2.8%
107,200	The Walt Disney Co.	1,946,752
Medical Supplies: 3.4%
50,000	Covidien Ltd.	1,662,000
24,400	Medtronic, Inc.	719,068
		2,381,068

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2009 - (Unaudited)

Shares		Value

Metals and Mining: 2.1%
196,000	Alcoa, Inc.	$1,438,640
Oil/Gas (Domestic): 3.4%
53,800	Devon Energy Corp.	2,404,322
Petroleum (Integrated): 7.3%
39,500	Chevron Corp.	2,655,980
62,300	ConocoPhillips	2,439,668
		5,095,648
Petroleum (Refining): 3.2%
124,100	Valero Energy Corp.	2,221,390
Printing & Publishing: 3.7%
113,000	The McGraw-Hill Companies, Inc.	2,584,310
Retail (Special Lines): 3.6%
137,000	Staples, Inc.	2,481,070
Securities Brokerage: 3.2%
98,000	Morgan Stanley	2,231,460
Semiconductor: 5.8%
97,000	Analog Devices, Inc.	1,869,190
142,000	Intel Corp.	2,137,100
		4,006,290
Semiconductor (Capital Equipment): 3.9%
163,000	Novellus Systems, Inc. *	2,710,690
Telecommunications (Equipment): 3.8%
157,000	Cisco Systems, Inc. *	2,632,890

TOTAL COMMON STOCKS (Cost $100,860,750)		68,855,723

SHORT TERM INVESTMENTS: 1.0%
681,940	Fidelity Institutional Money Market Portfolio	681,940

TOTAL SHORT TERM INVESTMENTS (Cost $681,940)		681,940

TOTAL INVESTMENTS (Cost $101,542,690)+: 100.0%		69,537,663
LIABILITIES IN EXCESS OF OTHER ASSETS: ( 0.0%)		(25,859)
TOTAL NET ASSETS: 100.0%		$69,511,804

* Non Income Producing

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows+:

Cost of investments		$101,542,690
Gross unrealized appreciation		$991,671
Gross unrealized depreciation		(32,996,698)
Net unrealized depreciation		$(32,005,027)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2009 - (Unaudited)

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$69,537,663	$-
Level 2 - Other significant observable inputs	$-	$-
Level 3 - Significant unobservable inputs	$-	$-
Total	$69,537,663	$-

++
Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By  /s/ David A. Katz
                             David A. Katz, President and Treasurer

Date  May 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David A. Katz
                             David A. Katz, President and Treasurer

Date  May 13, 2009